Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Pension Contributions	$ 4,604
Expected Funding for 2012	10,307
Change in benefit obligations
Service cost	10,704	10,625	7,982
Interest cost	26,194	24,822	22,615
Actuarial (gain) loss	122,800	69,769
Benefits paid	(21,883)	(11,797)
Change in plan assets
Fair value of plan assets at end of year	218,990	232,325
Actual return on plan assets	18,356	(4,174)
Employer contributions	10,804	556
Benefits paid, fair value	(19,757)	(9,717)
Fair value of plan assets at end of year	228,393	218,990	232,325
Amounts recognized in consolidated balance sheets
Pension liabilities, current	3,693	3,262
Pension liabilities, noncurrent	423,361	290,493
Pension plan with an accumulated benefit obliagation in excess of plan assets
Accumulated benefit obligation for all defined benefit plans	616,572	486,143
Accumulated benefit obligation for all defined benefit plans with an obligation in excess of plan assets	$ 616,572	$ 486,143